PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
May 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of May 31,
	2024	2023
	$’000	$’000
At cost:
Factory and office equipment	37	37
Factory improvement	711	711
Leasehold factory premises	555	555
Furniture & fittings	24	24
Machinery and equipment	3,401	3,394
Motor vehicles and forklifts	1,102	1,265
Renovation	99	99
Right-of-use-assets	1,358	1,357

	7,287	7,442
Less: accumulated depreciation	(4,299)	(4,089)
Less: provision for impairment	(1,011)	(298)

Property and equipment, net	1,977	3,055